Related Party Transactions and Balances - Schedule of Major Related Parties and Their Relationships (Details)	6 Months Ended
Jun. 30, 2025
Mr. Ya Li [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	Chief Executive Officer, Chairman of the Board